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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number 811-09721

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                         PIMCO Managed Accounts Trust
              (Exact name of registrant as specified in charter)

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                       1633 Broadway, New York, NY 10019
              (Address of principal executive offices) (Zip code)

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                              William G. Galipeau
                           650 Newport Center Drive
                            Newport Beach, CA 92660
                    (Name and address of agent for service)

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      Registrant's telephone number, including area code: (888) 877-4626

                     Date of fiscal year end: December 31

            Date of reporting period: July 1, 2017 to June 30, 2018

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09721
Reporting Period: 07/01/2017 - 06/30/2018
PIMCO Managed Accounts Trust









========================= Fixed Income SHares Series R =========================


GRIFONAS FINANCIAL NO.1 PLC

Ticker:                      Security ID:  G4180AAA2
Meeting Date: MAY 14, 2018   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       For          Management
      per Meeting Notice




======================== Fixed Income SHares: Series C =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================== Fixed Income SHares: Series LD ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================== Fixed Income SHares: Series M =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================== Fixed Income Shares: Series TE ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                  Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Managed Accounts Trust

By:  /s/ Peter G. Strelow
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     Peter G. Strelow,
     President (Principal
     Executive Officer)

Date: August 29,2018

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